FINANCIAL INSTRUMENTS (Details 16) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,613,914	$ 6,863,862
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,034,023	1,188,917
Syndicate loan Scotia [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	0	200,022
Syndicate Loan Banco Estado [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	270,214	300,121
Syndicate ECA Banco BNP Paribas [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 509,540	$ 531,181